DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Detail Textuals)		1 Months Ended
	Jul. 11, 2018 $ / shares shares	Mar. 27, 2018 shares	Sep. 30, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2014 CNY (¥)	Jan. 08, 2014 $ / shares
Description Of Business, Organization, And Basis Of Presentation [Line Items]
Ordinary shares exchanged for ordinary shares of parent company		1,230,434,040
Total issued and outstanding shares	1,230,434,041			1
Shares issued, par value per share | (per share)	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Total shares issued upon transferred	1,230,434,040
Cash and cash equivalents of structure funds | ¥				¥ 2,457,242,507		¥ 911,581,943
Sincere Fame International Limited ("Sincere Fame")
Description Of Business, Organization, And Basis Of Presentation [Line Items]
Ordinary shares exchanged for ordinary shares of parent company		1,230,434,040
Total shares issued upon transferred		1,230,434,041
Shenzhen Taotaojin Internet Financial Services Company Limited ("Taotaojin")
Description Of Business, Organization, And Basis Of Presentation [Line Items]
Registered capital | ¥								¥ 50,000,000
Amount of consideration paid | ¥			¥ 215,000,000
Recognized pre-tax gain on sale | ¥			¥ 2,336,201